Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Operating activities
Net (loss)	$ (14,193,909)	$ (280,850,619)	$ (191,144,342)	$ (712,567,398)
Depreciation and amortization	7,919,689	156,704,513	150,439,491	167,951,250
(Reversal) impairment of wells, pipelines, properties, plant and equipment	7,653,856	151,444,560	(331,314,343)	477,944,690
Unsuccessful wells	311,554	6,164,624	29,106,084	23,213,519
Exploration costs	(73,168)	(1,447,761)	(2,022,826)	(5,698,511)
Disposal of wells, pipelines, properties, plant and equipment	862,381	17,063,671	3,771,287	24,638,537
Loss in sale of fixed assets			27,882,480
Gain on sale of share in joint ventures and associates	(158,647)	(3,139,103)	(15,211,039)	(680,630)
Profit share in joint ventures and associates	(18,216)	(360,440)	(2,135,845)	(2,318,115)
Decrease on available-for-sale financial assets	68,743	1,360,205
Impairment of goodwill			4,007,018
Disposal of held-for-sale current non-financial assets	141,932	2,808,360
Dividends	(9,131)	(180,675)	(293,397)	(359,941)
Effects of net present value of reserve for well abandonment	392,890	7,774,000	11,968,966	(608,160)
Net loss on available-for-sale financial assets	178,087	3,523,748
Unrealized foreign exchange (income) loss	(843,265)	(16,685,439)	243,182,764	152,676,256
Interest expense	5,945,638	117,644,548	98,844,464	67,773,593
Net cash flows (used in) from operating activities	8,178,434	161,824,192	27,080,762	191,965,090
Derivative financial instruments	(1,939,584)	(38,377,961)	310,905	9,802,397
Accounts receivable	(1,370,831)	(27,124,228)	(55,104,439)	33,003,083
Inventories	(908,028)	(17,966,870)	(1,358,879)	6,167,728
Long-term receivables	5,796	114,693	(3,277,724)
Intangible assets	(261,094)	(5,166,184)	(19,745,821)
Other assets	(99,690)	(1,972,532)	(2,104,985)	(16,602,365)
Accounts payable and accrued expenses	229,689	4,544,794	3,097,660	1,002,403
Taxes and duties payable	19,144,463	378,805,745	311,015,217	384,109,597
Taxes and duties paid	(19,062,925)	(377,192,377)	(301,050,325)	(351,370,004)
Suppliers	(591,011)	(11,694,162)	(15,664,703)	51,135,948
Provisions for sundry creditors	(339,351)	(6,714,632)	(11,413,361)	(41,239,700)
Employee benefits	2,530,255	50,065,396	47,293,069	(116,022,232)
Deferred taxes	(2,312,079)	(45,748,404)	(43,802,181)	(53,014,159)
Net cash flows from (used in) operating activities	3,204,044	63,397,470	(41,898,083)	98,937,786
Investing activities
Acquisition of wells, pipelines, properties, plant and equipment	(4,642,485)	(91,859,465)	(151,408,480)	(253,514,001)
Proceeds from available-for-sale financial assets	405,668	8,026,836
Proceeds from the sale of associates	158,779	3,141,710	22,684,736	4,417,138
Proceeds from the sale of fixed assets			560,665
Investments in associates				(36,214)
Business acquisition			(4,329,769)
Net cash flows used in investing activities	(4,078,038)	(80,690,919)	(132,492,848)	(249,133,077)
Financing activities
Increase in equity due to Certificates of Contributions "A"			73,500,000	10,000,000
Loans obtained from financial institutions	35,615,614	704,715,468	841,991,767	378,971,078
Debt payments, principal only	(32,342,434)	(642,059,819)	(614,987,329)	(193,618,498)
Interest paid	(5,504,223)	(108,910,417)	(88,754,141)	(62,737,150)
Cash flows provided by financing activities:	(2,231,043)	(46,254,768)	211,750,297	132,615,430
Net (decrease) increase in cash and cash equivalents	(3,211,663)	(63,548,217)	37,359,366	(17,579,861)
Effects of foreign exchange on cash balances	(107,776)	(2,132,542)	16,804,267	8,960,213
Cash and cash equivalents at the beginning of the year	8,264,769	163,532,513	109,368,880	117,988,528
Cash and cash equivalents at the end of the year	$ 4,945,330	$ 97,851,754	$ 163,532,513	$ 109,368,880